CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Common stock, par value per share	$ 0.0001
Stock price per share	$ 1	$ 0.0001